Dec. 12, 2024
First Trust WCM Developing World Equity ETF

Notwithstanding anything to the contrary in each Fund’s Prospectus or Summary Prospectus, the Funds may invest in equity securities of companies domiciled in China that list and trade directly on Chinese stock exchanges (“China A Shares”). Investment in eligible China A Shares is permitted through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program, as applicable (each, a “Stock Connect”). Each Stock Connect is a securities trading and clearing links program that aims to provide mutual stock market access between China and Hong Kong by permitting investors to trade and settle shares on each market through their local securities brokers.

China A Share Investment Risk. Investing in China A-shares through a Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to a Fund. Trading through a Stock Connect is subject to a daily quota, which may restrict or preclude a Fund’s ability to invest in Stock Connect securities. Foreign investors, individually and in the aggregate, are subject to ownership limitations on China exchange-listed companies, including those purchased through a Stock Connect. Once the daily quota is reached, orders to purchase additional China A Shares through a Stock Connect Program will be rejected. As such, China A Shares are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese listed securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Any of the above circumstances could have a significant negative impact on the value of China A Shares held by a Fund.

First Trust WCM International Equity ETF

Notwithstanding anything to the contrary in each Fund’s Prospectus or Summary Prospectus, the Funds may invest in equity securities of companies domiciled in China that list and trade directly on Chinese stock exchanges (“China A Shares”). Investment in eligible China A Shares is permitted through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program, as applicable (each, a “Stock Connect”). Each Stock Connect is a securities trading and clearing links program that aims to provide mutual stock market access between China and Hong Kong by permitting investors to trade and settle shares on each market through their local securities brokers.

China A Share Investment Risk. Investing in China A-shares through a Stock Connect is subject to trading, clearance, settlement and other procedures, which could pose risks to a Fund. Trading through a Stock Connect is subject to a daily quota, which may restrict or preclude a Fund’s ability to invest in Stock Connect securities. Foreign investors, individually and in the aggregate, are subject to ownership limitations on China exchange-listed companies, including those purchased through a Stock Connect. Once the daily quota is reached, orders to purchase additional China A Shares through a Stock Connect Program will be rejected. As such, China A Shares are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese listed securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Any of the above circumstances could have a significant negative impact on the value of China A Shares held by a Fund.